Financial Instruments - Fair value measurements on a non-recurring basis (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Long-lived assets classified as held for sale	$ 7,956	$ 0
Loss [Member]
Long-lived assets classified as held for sale	7,956
Fair Value, Inputs, Level 1 [Member]
Long-lived assets classified as held for sale	0
Fair Value, Inputs, Level 2 [Member]
Long-lived assets classified as held for sale	22,000
Fair Value, Inputs, Level 3 [Member]
Long-lived assets classified as held for sale	$ 0